Share capital and other equity - Movement in shares (Details) - GBP (£) shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Value of shares
Equity at beginning of period	£ 39,378	£ 37,188
Equity at end of period	42,613	39,378
Ordinary shares
Value of shares
Equity at beginning of period	8,972	9,683
Share cancellation	(112)	(711)
Equity at end of period	£ 8,860	£ 8,972
Number of shares
At 1 January	8,331,145	8,991,737
Shares cancellation	(104,103)	(660,592)
At 31 December	8,227,042	8,331,145